Description of the Plan (Details) - EMSP 334 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
Minimum annual compensation to total compensation, percentage	6.00%
Maximum annual compensation to total compensation, percentage	20.00%
Matching percentage	6.00%
Participant compensation matched, percentage	7.00%
EBP, employer contribution vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | year	65
Forfeited nonvested account, decrease from employer contribution | $	$ 2.6